Other Intangible Assets (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Intangible Assets by Major Class [Line Items]
Intangible assets, net carrying amount	¥ 672,256	¥ 628,691
Software for telecommunications network | Amortizable intangible assets
Intangible Assets by Major Class [Line Items]
Intangible assets, Gross carrying amount	824,404	783,874
Intangible assets, Accumulated amortization	565,166	540,767
Intangible assets, net carrying amount	259,238	243,107
Internal-use software | Amortizable intangible assets
Intangible Assets by Major Class [Line Items]
Intangible assets, Gross carrying amount	1,092,442	1,014,142
Intangible assets, Accumulated amortization	816,389	740,675
Intangible assets, net carrying amount	276,053	273,467
Amortizable intangible assets
Intangible Assets by Major Class [Line Items]
Intangible assets, Gross carrying amount	2,164,244	1,996,791
Intangible assets, Accumulated amortization	1,495,969	1,371,822
Intangible assets, net carrying amount	668,275	624,969
Amortizable intangible assets | Software acquired to be used in the manufacture of handsets
Intangible Assets by Major Class [Line Items]
Intangible assets, Gross carrying amount	190,722	158,738
Intangible assets, Accumulated amortization	96,107	77,877
Intangible assets, net carrying amount	94,615	80,861
Amortizable intangible assets | Rights to use telecommunications facilities of wireline operators
Intangible Assets by Major Class [Line Items]
Intangible assets, Gross carrying amount	19,052	18,193
Intangible assets, Accumulated amortization	7,126	6,380
Intangible assets, net carrying amount	11,926	11,813
Amortizable intangible assets | Other Intangible Assets
Intangible Assets by Major Class [Line Items]
Intangible assets, Gross carrying amount	37,624	21,844
Intangible assets, Accumulated amortization	11,181	6,123
Intangible assets, net carrying amount	26,443	15,721
Unamortizable intangible assets
Intangible Assets by Major Class [Line Items]
Intangible assets, net carrying amount	3,981	3,722
Unamortizable intangible assets | Trademarks and trade names
Intangible Assets by Major Class [Line Items]
Intangible assets, net carrying amount	¥ 3,981	¥ 3,722